Supplement to the
Fidelity® Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, and Fidelity Small Cap Stock Fund
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

The following information replaces similar information for Shep Perkins under the heading "Portfolio Manager(s)" in the "Fund Summary" section for Fidelity Mid-Cap Stock Fund on page 9.

John Roth (portfolio manager) has managed the fund since February 2011.

The following information replaces the biographical information for Shep Perkins found in the "Fund Management" section on page 32.

John Roth is portfolio manager of Fidelity Mid-Cap Stock Fund, which he has managed since February 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Roth has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

SML-11-01 February 11, 2011
1.711115.134

Supplement to the
Fidelity® Mid-Cap Stock Fund
Class K
June 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces similar information for Shep Perkins under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

John Roth (portfolio manager) has managed the fund since February 2011.

The following information replaces the biographical information for Shep Perkins found in the "Fund Management" section beginning on page 19.

John Roth is portfolio manager of the fund, which he has managed since February 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Roth has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

MCS-K-11-01 February 11, 2011
1.879962.103